Significant Contractual Service and Milestone Agreements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Notice period before termination of agreement	60 days
Agreement initial term	4 years
Agreements additional term after renewal in years	1 year
Research and Development Expense [Member]
Total payment charged to expense	$ 1,679,973	$ 1,115,868